Loan Payable to Third Parties (Tables)	12 Months Ended
Dec. 31, 2024
Loan payable to third parties [Abstract]
Schedule of Loan payable to third parties
	As of December 31, 2024	As of December 31, 2023
Loan payable to third parties, current	164,399	140,800
Loan payable to third parties, non-current	—	28,160
Total	$164,399	$168,960